Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	Financial Statements Location	Three Months Ended September 30,		Nine Months Ended September 30,
		2024	2023	2024	2023
Revenues - Related Party
Affiliate access agreements	Surface use royalties	$5,627	$1,500	$11,902	$3,274
Affiliate access agreements	Easements and other surface-related revenues	1,465	7	4,224	3,864
Affiliate access agreements	Resource sales	57	139	329	1,627
Affiliate access agreements	Resource royalties	1,472	—	2,579	—

		$8,621	$1,646	$19,034	$8,765

	Financial Statements Location	September 30, 2024	December 31, 2023
Accounts Receivable - Related Party
Affiliate access agreements	Related party receivable	$2,161	$1,037
Accounts Payable - Related Party
Shared services agreement	Related party payable	$504	$453